Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.: 2-34215

SCHRODER CAPITAL FUNDS (DELAWARE)

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

Supplement dated April 21, 2008

to Prospectuses dated March 1, 2008 (as revised March 7, 2008)

With this supplement, the Investor Shares Prospectus and the Advisor Shares Prospectus (each, a “Prospectus” and together, the “Prospectuses”) are being updated for Schroder Municipal Bond Fund and Schroder Short Term Municipal Bond Fund (the “Funds”) with respect to the Portfolio Managers of the Funds.

The table in the “Management of the Funds - Portfolio Management” section is revised to add the following:

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE
Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund	Dennis C. Darling, CFA	Portfolio Manager	2008

Mr. Darling is a Fund Manager, Fixed Income of Schroders.  Formerly, Vice President Sales and Trading, Municipals with W.H. Mell from 2004-2008, and, Research, Sales and Trading, Municipals, with Emmet & Company from 1992-2004.

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.: 2-34215

SCHRODER CAPITAL FUNDS (DELAWARE)

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

Supplement dated April 21, 2008

to Statement of Additional Information dated March 1, 2008 (as revised March 7, 2008)

With this supplement, the Statement of Additional Information is being updated for Schroder Municipal Bond Fund and Schroder Short Term Municipal Bond Fund (the “Funds”) with respect to the Portfolio Managers of the Funds.

The table in the “Portfolio Managers – Other Accounts Managed” section is revised to add the following information as of April 18, 2008, for each of the Funds:

	Number of Accounts	Total Assets in Accounts	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance
Schroder Municipal Bond Fund
Dennis C. Darling, CFA
Registered Investment Companies	3	$776 Million	None	None
Other Pooled Investment Vehicles	1	$75.4 Million	None	None
Other Accounts	311	$3.77 Billion	None	None
Schroder Short Term Municipal Bond Fund
Dennis C. Darling, CFA
Registered Investment Companies	3	$1.26 Billion	None	None
Other Pooled Investment Vehicles	1	$75.4 Million	None	None
Other Accounts	311	$3.77 Billion	None	None

The “Portfolio Manager – Ownership of Securities” section is revised to reflect the following information:

As of April 18, 2008, Mr. Darling did not beneficially own securities of the Funds.

Mr. Darling’s compensation structure is similar to that of the other Portfolio Managers, as described in the Statement of Additional Information